Intangible Assets and Goodwill - Continuity Schedule of Intangible Assets and Goodwill (Details) - CAD ($) $ in Thousands	Mar. 31, 2023	Jun. 30, 2022
Disclosure of detailed information about intangible assets [line items]
Total intangible assets	$ 59,680	$ 70,696
Goodwill	18,715	0
Total	78,395	70,696
Brand
Disclosure of detailed information about intangible assets [line items]
Total intangible assets	20,700	36,199
Total	20,700	36,199
Permits and licenses
Disclosure of detailed information about intangible assets [line items]
Total intangible assets	21,918	20,016
Total	21,918	20,016
Customer relationships
Disclosure of detailed information about intangible assets [line items]
Total intangible assets	5,461	0
Permits and licenses
Disclosure of detailed information about intangible assets [line items]
Total intangible assets	11,173	14,354
Patents
Disclosure of detailed information about intangible assets [line items]
Total intangible assets	157	127
Intellectual property and know-how
Disclosure of detailed information about intangible assets [line items]
Total intangible assets	0	0
Software
Disclosure of detailed information about intangible assets [line items]
Total intangible assets	271	0
Cost
Disclosure of detailed information about intangible assets [line items]
Total intangible assets	231,068	510,759
Goodwill	19,465	914,275
Total	250,533	1,425,034
Cost | Brand
Disclosure of detailed information about intangible assets [line items]
Total intangible assets	36,200	157,499
Cost | Permits and licenses
Disclosure of detailed information about intangible assets [line items]
Total intangible assets	21,918	23,973
Cost | Customer relationships
Disclosure of detailed information about intangible assets [line items]
Total intangible assets	42,529	89,626
Cost | Permits and licenses
Disclosure of detailed information about intangible assets [line items]
Total intangible assets	56,782	116,966
Cost | Patents
Disclosure of detailed information about intangible assets [line items]
Total intangible assets	928	1,957
Cost | Intellectual property and know-how
Disclosure of detailed information about intangible assets [line items]
Total intangible assets	52,590	78,099
Cost | Software
Disclosure of detailed information about intangible assets [line items]
Total intangible assets	20,121	42,639
Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Total intangible assets	(149,645)	(155,136)
Goodwill	0	0
Total	(149,645)	(155,136)
Accumulated amortization | Brand
Disclosure of detailed information about intangible assets [line items]
Total intangible assets	0	0
Accumulated amortization | Permits and licenses
Disclosure of detailed information about intangible assets [line items]
Total intangible assets	0	0
Accumulated amortization | Customer relationships
Disclosure of detailed information about intangible assets [line items]
Total intangible assets	(37,068)	(48,975)
Accumulated amortization | Permits and licenses
Disclosure of detailed information about intangible assets [line items]
Total intangible assets	(42,826)	(38,888)
Accumulated amortization | Patents
Disclosure of detailed information about intangible assets [line items]
Total intangible assets	(771)	(777)
Accumulated amortization | Intellectual property and know-how
Disclosure of detailed information about intangible assets [line items]
Total intangible assets	(52,590)	(49,878)
Accumulated amortization | Software
Disclosure of detailed information about intangible assets [line items]
Total intangible assets	(16,390)	(16,618)
Impairment
Disclosure of detailed information about intangible assets [line items]
Total intangible assets	21,743	284,927
Goodwill	750	914,275
Total	22,493	1,199,202
Impairment | Brand
Disclosure of detailed information about intangible assets [line items]
Total intangible assets	15,500	121,300
Impairment | Permits and licenses
Disclosure of detailed information about intangible assets [line items]
Total intangible assets	0	3,957
Impairment | Customer relationships
Disclosure of detailed information about intangible assets [line items]
Total intangible assets	0	40,651
Impairment | Permits and licenses
Disclosure of detailed information about intangible assets [line items]
Total intangible assets	2,783	63,724
Impairment | Patents
Disclosure of detailed information about intangible assets [line items]
Total intangible assets	0	1,053
Impairment | Intellectual property and know-how
Disclosure of detailed information about intangible assets [line items]
Total intangible assets	0	28,221
Impairment | Software
Disclosure of detailed information about intangible assets [line items]
Total intangible assets	$ 3,460	$ 26,021